Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets [abstract]
Schedule of intangible assets
License fee
US Dollars
Cost:
Balance as of January 1, 2015	35,000
Additions during the period	-
Balance as of December 31, 2015	35,000
Additions during the period	-
Balance as of December 31, 2016	35,000
Additions during the period	-
Balance as of December 31, 2017	35,000

Accumulated amortization:
Balance as of January 1, 2015	1,304
Additions during the period	2,333
Balance as of December 31, 2014	3,637
Additions during the period	2,333
Balance as of December 31, 2015	5,970
Additions during the period	2,334
Balance as of December 31, 2016	8,304

Net book value as of December 31, 2017	26,696
Net book value as of December 31, 2016	29,030